INVENTORY (Details) - USD ($) $ in Thousands	Mar. 31, 2023	Dec. 31, 2022
Inventory Disclosure [Abstract]
Finished products	$ 241,387	$ 208,671
Raw materials and work in progress	97,822	105,771
Crop growing costs	52,254	26,923
Agricultural and other operating supplies	14,090	52,785
Inventories, net of allowances	$ 405,553	$ 394,150